Income taxes - Income Tax Expense (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current:
CIT tax (benefit)/expense	$ 75,387,486	$ 42,948,974	$ 15,227,110
Land Appreciation Tax ("LAT") expense	70,422,049	26,862,350	39,101,310
Deferred tax expense/(benefit)	(90,534,084)	(60,569,862)	(61,608,948)
Income tax expense/(benefit)	$ 55,275,451	$ 9,241,462	$ (7,280,528)